Share-Based Compensation (Details) - Schedule of Share Option Movements	12 Months Ended
Aug. 31, 2023 USD ($) $ / shares shares
Schedule of Share Option Movements [Line Items]
Number of share options, Beginning Balance (in Shares) | shares	684,574
Weighted average exercise price, Beginning Balance	$ 8.74
Weighted average remaining contractual years, Beginning Balance	5 years 3 months 14 days
Weighted average fair value at grant date, Beginning Balance	$ 10.92
Aggregate intrinsic value, Beginning Balance (in Dollars) | $
Number of share options, Granted (in Shares) | shares
Weighted average exercise price, Granted
Weighted average remaining contractual years, Granted
Number of share options, Forfeited/Cancelled (in Shares) | shares	(28,449)
Weighted average exercise price, Forfeited/Cancelled	$ 8.74
Weighted average remaining contractual years, Forfeited/Cancelled	4 years 3 months 14 days
Number of share options, Ending Balance (in Shares) | shares	656,125
Weighted average exercise price, Ending Balance	$ 8.74
Weighted average remaining contractual years, Ending Balance	4 years 3 months 14 days
Weighted average fair value at grant date, Ending Balance	$ 11.08
Aggregate intrinsic value, Ending Balance (in Dollars) | $
Number of share options, Vested and exercisable (in Shares) | shares	656,125
Weighted average exercise price, Vested and exercisable	$ 8.74
Weighted average remaining contractual years, Vested and exercisable	4 years 3 months 14 days
Weighted average fair value at grant date, Vested and exercisable	$ 11.08
Aggregate intrinsic value, Vested and exercisable (in Dollars) | $